Underwriting information - FY (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Segment Broker	Dec. 31, 2014 USD ($) Broker	Dec. 31, 2013 USD ($) Broker
Underwriting information [Abstract]
Number of reportable segments | Segment					1
Effects of Reinsurance [Line Items]
Gross written premiums	$ 47,823	$ 45,798	$ 141,012	$ 131,840	$ 177,009	$ 158,523	$ 125,267
Commercial [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					173,202	155,795	124,898
Construction [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					36,932	31,667	22,709
Small Business [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					21,468	14,462	8,246
General Casualty [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					20,511	20,597	15,702
Energy [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					19,022	17,381	12,714
Excess Casualty [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					16,194	15,595	12,748
Professional Liability [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					14,636	14,698	14,108
Life Sciences [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					11,935	10,456	7,826
Product Liability [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					9,480	8,931	6,797
Allied Health [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					8,644	8,341	8,373
Health Care [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					6,579	6,479	7,334
Commercial Property [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					6,181	7,024	8,181
Environmental [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					1,005	164	160
Management Liability [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					420	0	0
Inland Marine [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					195	0	0
Personal [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					3,807	2,728	369
Personal Insurance [Member]
Effects of Reinsurance [Line Items]
Gross written premiums					$ 3,807	$ 2,728	$ 369
Direct Written Premiums [Member] | Major Insurance Brokers - Group One [Member]
Revenue, Major Customer [Line Items]
Number of insurance brokers | Broker					2	2
Concentration risk, percentage					22.80%	24.20%
Direct Written Premiums [Member] | Major Insurance Brokers - Group Two [Member]
Revenue, Major Customer [Line Items]
Number of insurance brokers | Broker							1
Concentration risk, percentage							10.30%